Jack-Up Drilling Rigs, net and Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Jack Up Rigs [Abstract]
Schedule of Jack-Up Rigs
The carrying value of our jack-up rigs is as follows:

	As of December 31,
(In $ millions)	2025	2024
Opening balance as of January 1,	2,823.2	2,578.3
Additions	66.4	64.6
Depreciation	(146.9)	(130.1)
Transfers from newbuildings	—	310.4
Ending balance as of December 31,	2,742.7	2,823.2